Document and Entity Information	Jun. 16, 2026
Cover [Abstract]
Entity Registrant Name	FB Bancorp, Inc. /MD/
Amendment Flag	false
Entity Central Index Key	0002013639
Document Type	8-K
Document Period End Date	Jun. 16, 2026
Entity Incorporation State Country Code	MD
Entity File Number	001-42380
Entity Tax Identification Number	99-1859402
Entity Address, Address Line One	353 Carondelet Street
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70130
City Area Code	(504)
Local Phone Number	569-8640
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FBLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false